UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                               ----------------
     This Amendment (Check only one.):      [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Silver Lake Group, L.L.C.
Address:       2775 Sand Hill Road, Suite 100
               Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen M. King
Title:         Managing Director and Chief Legal Officer
Phone:         (650) 233-8158

Signature, Place, and Date of Signing:


/s/ Karen M. King               Menlo Park, CA          February 7, 2013
-----------------               --------------          ----------------
[Signature]                    [City, State]            [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $748,673 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
---    --------------------   ----

1.     028-14942              Silver Lake Financial Associates, L.P.
2.     028-14019              Silver Lake Technology Associates II Cayman, L.P.
3.     028-14020              Silver Lake Technology Associates Sumeru, L.P.
4.     028-14670              Silver Lake Technology Associates III, L.P.
5.     028-                   Silver Lake Technology Associates Kraftwerk, L.P.

                           FORM 13F INFORMATION TABLE
                           SILVER LAKE GROUP, L.L.C.
                     FOR QUARTER ENDED - DECEMBER 31, 2012



                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
-------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
GROUPON INC                COM CL A         399473107   30,769  6,331,116 SH       OTHER      4              6,331,116
HUTCHINSON TECHNOLOGY INC  NOTE 8.500% 1/1  448407AG1    2,596  4,419,000 PRN      OTHER      1              4,419,000
NXP SEMICONDUCTORS N V     COM              N6596X109  421,442 16,012,220 SH       OTHER      2             16,012,220
POWER ONE INC              COM              73930R102   71,925 17,500,000 SH       OTHER      3             17,500,000
POWERWAVE TECHNOLOGIES INC NOTE 3.875% 10/0 739363AF6      136  3,104,000 PRN      OTHER      1              3,104,000
SOLARCITY CORP             COM              83416T100   33,909  2,842,372 SH       OTHER      5              2,842,372
SPANSION INC               COM CL A  NEW    84649R200  147,470 10,601,745 SH       OTHER      1,3           10,601,745
ZYNGA INC                  CL A             98986T108   40,426 17,129,774 SH       OTHER      4             17,129,774